JPMorgan SmartRetirement 2055 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement 2055 Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,407
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,129
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	832
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	283
Expense Example, with Redemption, 10 Years	639
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	228
Expense Example, with Redemption, 10 Years	$ 516